Financial Instruments (Details 3) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (194,730)
Financial liabilities, projected probable	(3,166)
Financial liabilities, projected scenario 1	(52,639)
Financial liabilities, projected scenario 2	R$ (102,113)
Itaipu [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (194,730)
Financial liabilities, projected probable	(3,166)
Financial liabilities, projected scenario 1	(52,639)
Financial liabilities, projected scenario 2	R$ (102,113)